UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nancy Marks
           -----------------------------------------------------
Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Nancy Marks
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-451-8600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                   Santa Monica, CA                    11/12/2008
---------------                   ----------------                    ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           31
                                         -----------
Form 13F Information Table Value Total:     $119,227
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3m Company                     COM                            1279   18375 SH       Sole              17490      0   885
Abbott Laboratories            COM                            1363   25739 SH       Sole              24539      0  1200
Amgen Inc                      COM                            3365   71351 SH       Sole              67576      0  3775
Arthur J. Gallagher & Co.      COM              ajg           1045   43360 SH       Sole              40760      0  2600
BB&T Corporation               COM              bbt           1194   52420 SH       Sole              49855      0  2565
Berkshire Hathaway-A           COM              084990175     4588      38 SH       Sole                 36      0     2
Berkshire Hathaway-B           COM              084670207    12882    3211 SH       Sole               3058      0   153
Bristol Myers Squibb           COM                            3634  177033 SH       Sole             168283      0  8750
Buckeye Partners LP            COM                             481   11250 SH       Sole              11250      0
Chevron Corp                   COM                            4127   41637 SH       Sole              39145      0  2492
Donnelley & Sons               COM              rrd           1370   46157 SH       Sole              43155      0  3002
Exchange Bk Santa Rosa         COM              301227203      830    9944 SH       Sole               9544      0   400
Exxon Mobil Corporation        COM                             240    2721 SH       Sole               2193      0   528
Johnson & Johnson              COM                            6197   96309 SH       Sole              91319      0  4990
Market Vectors Gold Miners ETF COM              gdx           7191  148000 SH       Sole             140490      0  7510
Medtronic Inc                  COM                            4451   86011 SH       Sole              81736      0  4275
Newmont Mining Corp            COM                           18140  347776 SH       Sole             329426      0 18350
Pan American Silver Corp       COM                            9688  280168 SH       Sole             265213      0 14955
Pennsylvania Rl Est Tr         COM              709102107      977   42234 SH       Sole              40434      0  1800
Pfizer Inc                     COM                            7531  431082 SH       Sole             409554      0 21528
Plum Creek Timber Reit         COM                            2153   50418 SH       Sole              47463      0  2955
Stryker Corp                   COM                            1076   17112 SH       Sole              16137      0   975
Sysco Corp                     COM                            2903  105532 SH       Sole             100207      0  5325
UnitedHealth Group, Inc.       COM                            3553  135354 SH       Sole             128029      0  7325
Wal Mart Stores Inc            COM                            7431  132232 SH       Sole             126801      0  5431
Walgreen Co                    COM                            2677   82350 SH       Sole              78095      0  4255
Walt Disney Holding            COM                             234    7496 SH       Sole               7496      0
Washington Federal             COM              938824109     1474   81420 SH       Sole              77719      0  3701
Washington Reit                COM              939653101     1667   55478 SH       Sole              53028      0  2450
Weingarten Realty Investors    COM              948741103     1037   34209 SH       Sole              32559      0  1650
Zimmer Holdings Inc            COM                            4449   65385 SH       Sole              61920      0  3465